Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases Text Block Abstract
Schedule of carrying amounts of right-of-use assets recognized and the movements
	Office facilities	Motor vehicles	Total
At January 1, 2021	363	25	388
Additions	316	-	316
Depreciation expense	(301)	(23)	(324)
As at December 31, 2021	378	2	380

Schedule of carrying amounts of lease liabilities and the movements
2021
At January 1, 2021	305
Additions	429
Accretion of interest	8
Payments	(357)
As at December 31, 2021	385
Current	119
Non-current	266

Schedule of amounts recognized in profit or loss
2021
Depreciation expense of right-of-use assets	324
Interest expense on lease liabilities	8
Total amount recognized in profit or loss	332